SCHEDULE OF PRELIMINARY ALLOCATION OF CONSIDERATION (Details) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill		$ 7,190,656	$ 7,190,656
My Health Logic Inc [Member]
Business Acquisition [Line Items]
Common shares		7,774,000
Total consideration given up		7,774,000
Net working capital		(613,156)
Property, plant and equipment		12,500
Intangible assets		6,600,000
Goodwill		1,774,656
Goodwill		7,774,000
Total consideration		$ 7,774,000
DuraGraft [Member]
Business Acquisition [Line Items]
Common shares			12,500,000
Total consideration given up			23,626,000
Intangible assets			18,170,000
Goodwill			5,416,000
Warrants			1,200,000
Contingent consideration	[1]		9,926,000
Total consideration			23,626,000
Net working capital			30,908
Property, plant, and equipment			9,092
Total identifiable assets			$ 23,626,000

[1]	During the year ended December 31, 2021,